CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Special voting shares, shares outstanding	388,906,690	412,268,203
Common shares, shares outstanding	1,363,592,506	1,361,630,903
Treasury stock, shares	807,690	1,278,708